S000094550 [Member] Investment Objectives and Goals - Franklin Pennsylvania Municipal Income ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Franklin Pennsylvania Municipal Income ETF
Objective [Heading]	Goal
Objective, Primary [Text Block]
The fund seeks as high a level of current income exempt from federal income tax and Pennsylvania personal income tax as the Investment Manager (as defined below) believes is consistent with preservation of capital.